Taxes (Details) $ in Millions	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)
Taxes [Line Items]
Income tax profits earned	$ 716,897		$ 716,782	$ 42,998
Valuation allowance	106,018		583,472	227,428
Net operating loss carryforwards	1,271,203
Hong Kong [Member]
Taxes [Line Items]
Income tax profits earned		$ 2
Pre-tax income
Hong Kong [Member] | Taxed at half [Member]
Taxes [Line Items]
Income tax rate	8.25%	8.25%
Hong Kong [Member] | Continue to be taxed [Member]
Taxes [Line Items]
Income tax rate	16.50%	16.50%
State Administration of Taxation, China [Member]
Taxes [Line Items]
Income tax rate	25.00%	25.00%
State Administration of Taxation, China [Member] | Continue to be taxed [Member]
Taxes [Line Items]
Income tax rate	20.00%	20.00%
State Administration of Taxation, China [Member] | Favorable income tax rate [Member]
Taxes [Line Items]
Income tax rate	5.00%	5.00%
State Administration of Taxation, China [Member] | PRC unified rate [Member]
Taxes [Line Items]
Income tax rate	25.00%	25.00%